CDC NVEST EQUITY FUNDS
                             CDC NVEST INCOME FUNDS

Supplement dated February 27, 2004 to CDC Nvest Equity Funds Classes A, B and C Prospectus, CDC Nvest Equity Funds Class Y Prospectus, CDC Nvest Income Funds Classes A, B and C Prospectus and CDC Nvest Income Funds Class Y Prospectus all dated February 1, 2004, each as may be supplemented from time to time

EFFECTIVE MAY 1, 2004, CLASS A SHARES AND CLASS Y SHARES OF LOOMIS SAYLES INTERNATIONAL EQUITY FUND, LOOMIS SAYLES STRATEGIC INCOME FUND, LOOMIS SAYLES HIGH INCOME FUND AND LOOMIS SAYLES CORE PLUS BOND FUND (THE "FUNDS") ARE IMPLEMENTING THE FOLLOWING REDEMPTION FEE POLICY:

Shareholders will be charged a 2% redemption fee if they redeem, including redeeming by exchange, class A shares or class Y shares of these Funds within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund.

The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchange shares, which means that if you acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange.

The Funds currently do not impose a redemption fee on a redemption of:

|X|  shares acquired by reinvestment of dividends or distributions of a Fund; or

|X| shares held in an account of certain retirement plans or profit sharing plans or purchased through certain intermediaries; or

|X|  shares redeemed as part of a systematic withdrawal plan.

The Funds may modify or eliminate these waivers at any time.

The ability of a Fund to assess a redemption fee on transactions by underlying shareholders of omnibus and other accounts maintained by brokers, retirement plan accounts and fee-based program accounts may be limited.

                                                                      SP221-0204

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                             CDC NVEST EQUITY FUNDS
                              CDC NVEST STAR FUNDS

Supplement dated February 27, 2004 to CDC Nvest Equity Funds Classes A, B and C Prospectus, CDC Nvest Equity Funds Class Y Prospectus, CDC Nvest Star Funds Classes A, B and C Prospectus and CDC Nvest Star Funds Class Y Prospectus all dated May 1, 2003, each as may be supplemented from time to time

EFFECTIVE MAY 1, 2004, CLASS A SHARES AND CLASS Y SHARES OF CDC NVEST STAR INTERNATIONAL FUND, CDC NVEST STAR SMALL CAP FUND, CGM ADVISOR TARGETED EQUITY FUND, AND HARRIS ASSOCIATES FOCUSED VALUE FUND (THE "FUNDS") ARE IMPLEMENTING THE FOLLOWING REDEMPTION FEE POLICY:

Shareholders will be charged a 2% redemption fee if they redeem, including redeeming by exchange, class A shares or class Y shares of these Funds within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund.

The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchange shares, which means that if you acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange.

The Funds currently do not impose a redemption fee on a redemption of:

|X|  shares acquired by reinvestment of dividends or distributions of a Fund; or

|X| shares held in an account of certain retirement plans or profit sharing plans or purchased through certain intermediaries; or

|X|  shares redeemed as part of a systematic withdrawal plan.

The Funds may modify or eliminate these waivers at any time.

The ability of a Fund to assess a redemption fee on transactions by underlying shareholders of omnibus and other accounts maintained by brokers, retirement plan accounts and fee-based program accounts may be limited.

                                                                      SP222-0204